Financial Highlights	9 Months Ended
Sep. 30, 2020
Financial Highlights [Abstract]
Financial Highlights

6. FINANCIAL HIGHLIGHTS

Per unit operating performance for Series 1, Series 3, Series 4 and Series 5 Units is calculated based on Unitholders’ Trust capital for each Series taken as a whole utilizing the beginning and ending net asset value per unit and weighted average number of Units during the period. Weighted average number of Units for each Series is detailed below:

	Three months ended September 30,		Nine months ended September 30,		Date of first issuance
	2020	2019	2020	2019

Series 1	77,958.935	94,549.262	82,447.974	101,575.866	July 23, 2001
Series 3	16,515.658	19,546.843	18,373.159	19,488.635	September 1, 2009
Series 4	4,240.497	3,933.038	4,282.292	3,903.687	November 1, 2010
Series 5	3,292.362	1,485.642	3,259.021	1,110.803	April 1, 2018